Reconciliation of Statutory United States Income Tax Rate to Effective Income Tax Rate (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Statutory Federal Tax Rate [Line Items]
Statutory federal tax rate			35.00%	35.00%	35.00%
State taxes (net of federal benefit)			4.30%	4.50%	4.30%
Domestic production activities deduction			(3.40%)
Other			(0.10%)	0.10%	0.80%
Change in valuation allowance					(0.20%)
Effective tax rate, continuing operations	36.80%	39.80%	35.80%	39.60%	39.90%